CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2022
Cash, cash equivalents and other investments [Abstract]
CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS – NON CURRENT AND CURRENT

	As of December 31,
	2022	2021

Investments in debt instruments and other	100,464	67,025
Other investments	252	252

Other investments, net – Non-current	100,716	67,277

	As of December 31,
	2022	2021

(i) Other investments
Other deposits with maturity of more than three months	1,875,026	1,290,459

Other investments - Current	1,875,026	1,290,459
(ii) Cash and cash equivalents
Cash and banks	371,797	305,136
Restricted cash	30	58
Short-term bank deposits	772,953	692,529
Other deposits with maturity of less than three months	508,575	278,882

Cash and cash equivalents	1,653,355	1,276,605